Nature of Operations	12 Months Ended
Dec. 31, 2023
Nature Of Operations [Abstract]
Nature of Operations
1.
NATURE OF OPERATIONS

Lithium Americas (Argentina) Corp. (“Lithium Argentina”, the “Company” or “LAAC”), formerly Lithium Americas Corp. (“Lithium Americas” or “LAC”), is a Canadian-based resource company focused on advancing the Cauchari-Olaroz project (“Cauchari-Olaroz”) to full production. Cauchari-Olaroz is a lithium brine project located in the Salar de Olaroz and Salar de Cauchari in Jujuy province, north-western Argentina. The Company also owns the Pastos Grandes lithium project (“Pastos Grandes”) acquired through the acquisition of Millennial Lithium Corp. (“Millennial”) on January 25, 2022, and a 65% ownership interest in the Sal de la Puna project (“Sal de la Puna”), owned by the Company’s wholly-owned subsidiary Arena Minerals Inc. (“Arena Minerals”) acquired on April 20, 2023 (Note 7). Pastos Grandes and Sal de la Puna are lithium brine projects located in Salta province, in north-western Argentina.

The Company’s interest in Cauchari-Olaroz is held through a 44.8% ownership interest in Minera Exar S.A. (“Minera Exar”), a company incorporated under the laws of Argentina. Ganfeng Lithium Co. Ltd. (“Ganfeng”) owns 46.7% of Minera Exar with the remaining 8.5% interest held by Jujuy Energia y Mineria Sociedad del Estado (“JEMSE”), a mining investment company owned by the provincial government of Jujuy. Cauchari-Olaroz is in the commissioning stage and achieved first lithium production as part of commissioning in June 2023.

On July 31, 2023, at the annual general and special meeting of the Company, the Company’s shareholders approved the separation of Lithium Americas into Lithium Americas (Argentina) Corp. and a new Lithium Americas Corp. (“Lithium Americas (NewCo)”), pursuant to a statutory plan of arrangement (the “Separation”). The Separation was completed on October 3, 2023, pursuant to a final order dated August 4, 2023, from the Supreme Court of British Columbia approving the plan of arrangement. As a result of the transaction, on October 3, 2023 the Company transferred its North American business, including, among other assets, its Thacker Pass Project (“Thacker Pass”) and $275,499 of cash to Lithium Americas (NewCo), and the Company changed its name to Lithium Americas (Argentina) Corp. (Note 4).

The Company’s common shares are listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange (“NYSE”) under the symbol “LAAC”. The Company’s head office and principal address is Suite 300, 900 West Hastings Street, Vancouver, British Columbia, Canada, V6C 1E5.

To date, the Company has not generated significant revenues from operations and has relied on equity and other financings to fund operations. The underlying values of exploration and evaluation assets are dependent on the existence of economically recoverable reserves, securing and maintaining title and beneficial interest in the properties, and the ability of the Company to obtain the necessary financing to complete permitting and development, and to attain future profitable operations.